Related Party Transactions - Summary of Transactions During the Year with Post Retirement Trusts (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [line items]
Remuneration to relatives of KMP	₨ 151	$ 2	₨ 71	₨ 79
Commission to relatives of KMP	3	0	4	4
Dividend to relatives of KMP	4	0	4	4
Total	158	2	79	87
Post employment benefit expense defined benefit plans	714	10	708	850
Balco employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	138	2	129	159
Hindustan Zinc Limited Employees Contributory Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	346	5	303	309
Sesa Resources Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	3	0	5	3
Sesa Mining Corporation Limited Employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	12	0	10	6
Sesa group employees provident fund Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	47	1	47	59
HZL Employee group Gratuity Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	120	2	161	253
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	2	0	12	12
Sesa Resources Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	1	0	0	6
Sesa Mining Corporation Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	0	0	0	8
HZL Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	27	0	24	19
Sesa Group Executives Superannuation scheme Fund [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	17	0	16	15
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	₨ 1	$ 0	₨ 1	₨ 1